SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Oct. 31, 2018
Share-based Compensation [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
The impact of share-based compensation expense on our results was as follows:

	Year Ended October 31,
	2018	2017	2016
	(in millions)
Cost of products and services	$11	$11	$11
Research and development	10	9	8
Selling, general and administrative	38	36	30
Total share-based compensation expense	$59	$56	$49

Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology
The following assumptions were used to estimate the fair value of TSR-based performance awards.

	Year Ended October 31,
	2018	2017	2016
Volatility of Keysight shares	25%	27%	25%
Volatility of index/peer group	14%	15%	14%-54%
Price-wise correlation with selected peers	57%	57%	38%

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award	The following table summarizes 2018 activity related to stock option awarded to our employees and directors:

	Options Outstanding	Weighted Average Exercise Price
	(in thousands)
Outstanding at October 31, 2017	2,354	$27
Granted	—	$—
Exercised	(1,048)	$26
Forfeited and expired	—	$—
Outstanding at October 31, 2018	1,306	$27
There were no forfeited or expired options in 2018.

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range
The options outstanding and exercisable at October 31, 2018 were as follows:

	Options Outstanding				Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value	Number Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value
	(in thousands)	(in years)		(in thousands)	(in thousands)	(in years)		(in thousands)
$0 - 25	415	3.1	$20	$15,505	415	3.1	$20	$15,505
$25.01 - 30	288	5.1	$30	7,836	288	5.1	$30	7,836
$30.01 - 40	603	6.0	$31	15,740	363	6.0	$31	9,476
	1,306	4.9	$27	$39,081	1,066	4.6	$26	$32,817

Share Based Compensation Arrangement By Share Based Payment Award Fair Value Intrinsic Value Options Exercised
The following table summarizes the aggregate intrinsic value of options exercised in 2018, 2017 and 2016:

	Aggregate Intrinsic Value	Weighted Average Exercise Price
	(in thousands)
Options exercised in fiscal 2016	$5,656	$19
Options exercised in fiscal 2017	$16,385	$20
Options exercised in fiscal 2018	$28,985	$26

Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Roll Forward
The following table summarizes non-vested award activity in 2018 primarily for our LTP Program and restricted stock unit awards:

	Shares	Weighted Average Grant Date Fair Value
	(in thousands)
Non-vested at October 31, 2017	3,640	$33
Granted	1,335	$46
Vested	(1,354)	$33
Forfeited	(155)	$38
LTP Program decremental	(107)	$31
Non-vested at October 31, 2018	3,359	$36